Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)
Percentage Of Ownership In Subsidiaries		100.00%
Number of Wholly Owned Subsidiaries		2
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%
Reclassification of Certain Income Tax Effects from Accumulated Other Comprehensive Income, Impact on Stockholders' Equity		$ 0
Retained Earnings [Member]
Reclassification of Certain Income Tax Effects from Accumulated Other Comprehensive Income, Impact on Stockholders' Equity		158,000
AOCI Attributable to Parent [Member]
Reclassification of Certain Income Tax Effects from Accumulated Other Comprehensive Income, Impact on Stockholders' Equity		(158,000)
ASU 2018-01 [Member] | Retained Earnings [Member]
Reclassification of Certain Income Tax Effects from Accumulated Other Comprehensive Income, Impact on Stockholders' Equity		157,600
ASU 2018-01 [Member] | AOCI Attributable to Parent [Member]
Reclassification of Certain Income Tax Effects from Accumulated Other Comprehensive Income, Impact on Stockholders' Equity		$ (157,600)
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		40 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years